Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Schedule I

TXNM Energy, Inc. Retirement Savings Plan
EIN 85-0468296, Plan No. 005

SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

Identity of Issue		Description of Investment	Cost	Fair Value

*	Vanguard Wellington Fund	Registered investment company	**	$109,716,721
*	Vanguard Index Fund	Registered investment company	**	150,869,901
*	Vanguard Prime Money Market Fund	Registered investment company	**	38,835,230
*	Vanguard Windsor II Fund	Registered investment company	**	49,621,191
	Met West Total Ret Bond P	Registered investment company	**	56,493,552
	Victory Integrity Small/Mid-Cap Value Fund; Y	Registered investment company	**	5,626,901
	PIMCO Inflation Response Multi-Asset Fund; Inst. Class	Registered investment company	**	848,205
*	Vanguard Institutional Target Retirement Income	Collective investment trust	**	23,893,582
*	Vanguard Institutional Target Retirement 2020	Collective investment trust	**	11,605,047
*	Vanguard Institutional Target Retirement 2025	Collective investment trust	**	42,682,421
*	Vanguard Institutional Target Retirement 2030	Collective investment trust	**	20,165,462
*	Vanguard Institutional Target Retirement 2035	Collective investment trust	**	53,316,802
*	Vanguard Institutional Target Retirement 2040	Collective investment trust	**	18,562,789
*	Vanguard Institutional Target Retirement 2045	Collective investment trust	**	56,684,210
*	Vanguard Institutional Target Retirement 2050	Collective investment trust	**	20,465,469
*	Vanguard Institutional Target Retirement 2055	Collective investment trust	**	14,778,077
*	Vanguard Institutional Target Retirement 2060	Collective investment trust	**	10,198,422
*	Vanguard Institutional Target Retirement 2065	Collective investment trust	**	3,637,149
*	Vanguard Institutional Target Retirement 2070	Collective investment trust	**	654,975
	Allspring Discovery Small/Mid-Cap Growth CIT; Class E1	Collective investment trust	**	11,392,299
	JPMCB Large Cap Growth Fund; CF-2 Class	Collective investment trust	**	82,625,315
	Acadian All Country World ex US Equity	Collective investment trust	**	60,665,284
*	Vanguard Retirement Savings Trust III	Collective investment trust	**	38,626,876
*	TXNM Energy, Inc. Common Stock Fund	Company stock	**	6,990,503

	Total			888,956,383

*	Notes receivable from participants	5.75% - 11.0%, maturing through July 2034	**	7,090,775

				$896,047,158

*	Represents a party-in-interest.
**	Participant-directed investment, cost not required.